Schedule of Rate of Loss Before Income Taxes and Actual Provision (Details) - CNY (¥) ¥ in Thousands			12 Months Ended
		Apr. 01, 2018	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ScheduleOfRateOfLossBeforeIncomeTaxesAndActualProvisionLineItems [Line Items]
Loss before income tax			¥ (18,195)	¥ (61,527)	¥ (159,953)
Tax benefit at EIT tax rate of 25%	[1]			¥ (15,382)	(39,989)
PRC statutory income tax rate, percent			25.00%	25.00%
-Statutory tax rate difference between Cayman and PRC				¥ 6,579	18,589
Effect of changes in tax rates					8,158
Expired operating loss				31,294	14,966
Permanent differences				1,604	13,722
Changes in deferred tax assets valuation allowance			¥ (1,707)	(24,386)	(15,809)
Effective tax rate			¥ (406)	(291)	(363)
Loss before income tax, percent			100.00%
Computed income tax benefit with PRC statutory income tax rate			¥ (4,548)
Computed income tax expense/(benefit) with PRC statutory income tax rate, percent			25.00%
Preferential tax rate			¥ (1,123)
Preferential tax rate, percent			6.20%
Additional deduction of qualified R&D expenditures			¥ (4,956)
Additional deduction of qualified R&D expenditures, percent			27.20%
Non-deductible accrued share-based compensation			¥ 3,759
Non- deductible accrued share based compensation			(20.70%)
Non-deductible interest expenses			¥ 672
Non-deductible interest expenses, percent			(3.70%)
Non-deductible entertainment expense			¥ 458
Entertainment expense, percent			(2.50%)
Changes in valuation allowance			¥ 1,707	¥ 24,386	¥ 15,809
Changes in valuation allowance, percent			(9.40%)
Expired operating loss			¥ 1,134
Expired operating loss, percent			(6.20%)
Other			¥ 240
Statutory tax rate difference between Cayman and PRC, percent			(1.30%)
Others adjustments, percent		8.25%	2.20%
Hong Kong [Member]
ScheduleOfRateOfLossBeforeIncomeTaxesAndActualProvisionLineItems [Line Items]
Statutory tax rate difference between Cayman and PRC, percent			1.40%
CAYMAN ISLANDS
ScheduleOfRateOfLossBeforeIncomeTaxesAndActualProvisionLineItems [Line Items]
Statutory tax rate difference between Cayman and PRC, percent			(13.80%)
Inland Revenue, Hong Kong [Member]
ScheduleOfRateOfLossBeforeIncomeTaxesAndActualProvisionLineItems [Line Items]
-Statutory tax rate difference between Cayman and PRC			¥ (257)
Cayman Islands Tax Information Authority [Member]
ScheduleOfRateOfLossBeforeIncomeTaxesAndActualProvisionLineItems [Line Items]
-Statutory tax rate difference between Cayman and PRC			¥ 2,508

[1]	The PRC statutory income tax rate is used for the reconciliation as the majority of the Group’s operations are based in the PRC for the years ended December 31, 2023, 2024 and 2025.